TANGIBLE ASSETS - Right of Use Assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,973,952	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387,450	12,789,025	9,668,799	$ 9,355,172
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,408,512)	(3,833,765)	(3,074,412)	(2,693,773)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,986)	(4,849)	$ (5,904)	$ (7,393)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,035,519	2,125,558
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,721,904	2,518,976
Right of use assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(686,385)	(393,418)
Right of use assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,277	26,201
Right of use assets | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,353	27,411
Right of use assets | Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,076)	(1,210)
Right of use assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,685,468	1,758,317
Right of use assets | Buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,196,138	2,028,767
Right of use assets | Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(510,670)	(270,450)
Right of use assets | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,010	46
Right of use assets | Office Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,126	73
Right of use assets | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(116)	(27)
Right of use assets | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	68,798	73,505
Right of use assets | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	101,540	89,818
Right of use assets | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(32,742)	(16,313)
Right of use assets | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50,989	55,189
Right of use assets | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84,231	74,410
Right of use assets | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,242)	(19,221)
Right of use assets | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	114,374	114,742
Right of use assets | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	188,227	183,936
Right of use assets | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(73,853)	(69,194)
Right of use assets | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	86,603	97,558
Right of use assets | Warehouses | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	119,289	114,561
Right of use assets | Warehouses | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (32,686)	$ (17,003)